Statement of Cash Flows Information	12 Months Ended
Dec. 31, 2012
Statement of Cash Flows Information [Text Block]
12.	Statement of Cash Flows Information
In US$ thousands	2012	2011

Additional Cash Flow Information:

Interest paid	$3	$3